RELATED-PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Expenses Incurred by the General Partners and Reimbursed

Expenses incurred by the General Partner and reimbursed by us under our Partnership Agreement were as follows:

	Three months ended March 31,
	2017	2016
	(In thousands)
Operation and maintenance expense	$6,881	$6,749
General and administrative expense	8,295	7,778